Income Taxes (Details) - Schedule of significant components of deferred taxes liability - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Significant Components Of Deferred Taxes Liability Abstract
Acquired intangible assets	¥ 19	¥ 362